INCOME TAX (Tables)	6 Months Ended
Jun. 30, 2021
Income Tax Disclosure [Abstract]
Reconciliation of income taxes

	Six months ended June 30,
	2021	2020
Income before income taxes	$485,571	$918,938
Statutory income tax rate	16.5%	16.5%
Income tax expense at statutory rate	80,119	151,625
Tax effect of non-deductible items	13,108	1,897
Tax effect of deductible items	(703)	(28)
Tax holiday	(21,260)	(23,839)
Income tax expense	$71,264	$129,655